Amount Due to Shareholders	12 Months Ended
Mar. 31, 2026
Amount Due to Shareholders [Abstract]
AMOUNT DUE TO SHAREHOLDERS
14	AMOUNT DUE TO SHAREHOLDERS

Amount due to shareholders represents unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

Information of financial risks of the amounts due to shareholders were disclosed in Note 28 to the financial statements.